Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Principles of consolidation

The accompanying consolidated financial statements of AVG Technologies N.V. and its wholly-owned subsidiaries and entities that it controls are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated. Certain prior year amounts have been reclassified to conform to the current presentation with no impact on previously reported net income.

Investment in equity affiliate

Investments in the common shares of companies, in which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever it is determined that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income by the Company and such amount reflects adjustments similar to those made in preparing consolidated financial statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any differences between the Company’s cost and underlying equity in net assets of the investee as of the date of acquisition.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based upon historical factors, current circumstances and the experience and judgment of management. Management evaluates its assumptions and estimates on an ongoing basis. Actual results could differ from those estimates.

Concentrations of credit risk

A significant portion of the Company’s revenue and net income is derived from international sales and resellers and distributors. Fluctuations of the U.S. dollar against other currencies, changes in local regulatory or economic conditions, piracy, or nonperformance by resellers or distributors could adversely affect operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk in trade accounts receivable is substantially mitigated by the Company’s credit evaluation process, reasonably short collection terms, and the geographical dispersion of sales transactions. The Company does not obtain rights to collateral to reduce its credit risk. See Note 14 for details of significant customers.

Foreign currency

The reporting currency of the Company is the U.S. Dollar. The functional currency of the Company’s subsidiaries is generally the local currency of such entity. The functional currency of AVG Technologies N.V. is the U.S. Dollar as it is the currency of the primary economic environment in which its operations are conducted. Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the operation’s functional currency are remeasured at rates of exchange prevailing at the balance sheet date to the operation’s functional currency. Foreign currency transaction gains and losses are included in Other income (expense), net, in the Consolidated Statements of Comprehensive Income. The Company recorded foreign currency transaction net gains of $2,182 during 2010, and net losses of $243 and $73 during 2009 and 2011, respectively.

Upon consolidation, the results of operations of subsidiaries, whose functional currency is other than the reporting currency of the Company, the U.S. Dollar, are translated at the average exchange rate for the period. Assets and liabilities, excluding equity account balances which are translated at historical rates, are translated at period end exchange rates. The translation adjustments resulting from this process are included as a component of Accumulated other comprehensive income (loss). In the event of liquidation of a foreign subsidiary, the accumulated translation adjustment attributable to that foreign subsidiary is reclassified from Accumulated other comprehensive income (loss) and included in Other Income (expense), net. As a result of such liquidations in financial year 2009 AVG recorded a translation loss of $1,033.

Revenue recognition

The Company’s revenue, which is presented net of sales taxes and any other similar assessments, is derived from the following sources: (i) subscription revenue, which principally consists of revenue from term-based and perpetual software license agreements, bundled with maintenance and support and (ii) platform-derived revenues.

The Company applies software revenue recognition guidance to all transactions except those where no software is involved. The Company markets and distributes its software products both as stand-alone products and as integrated product suites. The Company recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) fees are fixed or determinable and (4) collectability is probable. If the Company determines that any one of the four criteria is not met, the Company defers recognition of revenue until all the criteria are met.

Persuasive evidence is a binding purchase order or license agreement. Delivery generally occurs upon delivery of a license key. If a significant portion of a fee is due after the Company’s normal payment terms of typically up to 90 days, the Company recognizes revenue as the fees become due. If the Company determines that collection of a fee is not reasonably assured, the Company defers the fees and recognizes revenue upon cash receipt, provided all other revenue recognition criteria are met.

Subscription revenues

The Company sells term-based software licenses through direct sales to customers and indirect sales with partners, distributors and resellers. The term-based license agreements include free maintenance and support services (including the right to receive unspecified upgrades/enhancements of the Company’s products on a when-and-if-available basis), for which vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements does not exist. These arrangements are offered to customers over a specified period of time, and the Company recognizes all revenue from the arrangement ratably over the license term, which coincides with the maintenance and support service period.

The Company also sells perpetual software licenses primarily through indirect sales with partners, distributors and resellers and, to a lesser extent, through direct sales to customers. The perpetual license agreements include free maintenance and support services (which include the right to bug fixes, but exclude the right to receive unspecified upgrades/enhancements of the Company’s product on a when-and-if-available basis), for which VSOE of the fair value of undelivered elements does not exist. The Company recognizes all revenue from arrangements ratably over the expected term for providing maintenance and support services.

The Company initiates revenue recognition from the indirect sales channel upon sell-through by the distributor or reseller. For licensing of the Company’s software to partners, revenue is recognized when the partner reports the sale of the software products to an end-user, generally on a monthly basis. These arrangements are generally offered to distributors, resellers and partners over a specified period of time, and the Company recognizes the related revenue ratably over the license term, which coincides with the maintenance and support period. For arrangements that include perpetual licenses bundled with maintenance and support, revenue is recognized over the expected term for providing maintenance and support services

Deferred revenue consists principally of the unamortized balance of arrangements which include term-based and perpetual software license agreements, bundled with maintenance and support.

The Company reduces revenue for estimates of sales incentives and sales returns. On occasion, the Company offers additional channel rebates and end-user rebates for specified products for a limited period. The Company estimates reserves for channel rebates based on distributors’ and resellers’ actual performance against the terms and conditions of the rebate programs. The reserves for end-user rebates are estimated based on the terms and conditions of the promotional program, actual sales during the promotion, the number of actual redemptions received, historical redemption trends by product and by type of promotional program, and the value of the rebate. Additionally, end users may return the Company’s products, subject to varying limitations, through distributors and resellers or to the Company directly for a refund within a reasonably short period from the date of purchase. The Company estimates and records reserves for sales returns based on historical experience.

Platform-derived revenues

Platform-derived revenues are principally generated from third party Internet search engines rather than through direct contracts with advertisers. The third parties are obligated to pay the Company a portion of the revenue they earn from advertisers as compensation for the Company’s display of advertisements to end users on its Internet properties. Amounts earned from such third parties are reflected as revenue in the period in which such advertising services are provided.

To a lesser extent, Platform-derived revenues consist of fees earned through collaborative arrangements with third parties, whereby the Company incorporates content or functionality of the third party into the Company’s product offerings. Fees earned in a period are generally based on the number of active clients with the installed third party content or functionality multiplied by the applicable client fee.

Each contract is evaluated to determine whether the Company is the primary obligor in the arrangement. When the Company concludes that it is not the primary obligor, revenues are recognized on a net basis.

Cost of revenue

The cost of revenue related to subscription revenues primarily consists of customer support, costs of electronic downloads, amortization of purchased technology and costs of packaging.

The cost of revenue related to platform-derived revenues primarily consists of fees paid to third parties that distribute the Company’s search toolbar.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2009, cash equivalents consisted of time deposits of $2,420. As of December 31, 2010 and 2011, the Company did not hold any cash equivalents.

As of December 31, 2011, cash amounting to $58,622 has been pledged as collateral to secure the long term debt (Note 9).

Restricted cash

Non-current restricted cash of $1,333 at December 31, 2010 was included in the Other assets line item on the Consolidated Balance Sheet and represented minimum cash deposits required to be maintained under the Company’s revolving credit facility. As of December 31, 2011, the Company did not hold any restricted cash.

Trade accounts receivable

Trade accounts receivable are recorded at the invoiced amount and are not interest bearing. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Additions to the allowance for doubtful accounts are recorded as General and administrative expenses. The Company reviews its trade receivables to identify specific customers with known disputes or collectability issues. In addition, the Company maintains an allowance for all other receivables not included in the specific reserve by applying specific rates of projected uncollectible receivables to the various aging categories. In determining these percentages, the Company analyzes its historical collection experience, customer credit-worthiness, current economic trends and changes in customer payment terms. The allowance for doubtful accounts at December 31, 2010 and 2011 was $976 and $1,734, respectively.

As of December 31, 2011, the accounts receivable pledged as collateral to secure the long term debt totalled $21,520 (Note 9). There is a first priority undisclosed right of pledge over future accounts receivable.

Derivative instruments

The Company periodically enters into foreign currency option contracts to reduce the risks associated with changes in foreign currency exchange rates. The Company recognizes all derivatives on the balance sheet at fair value. The foreign currency contracts do not meet the requirements for hedge accounting. The gains and losses on the foreign currency contracts are intended to offset the gains and losses on the underlying transactions. Both the changes in fair value of outstanding contracts and realized foreign exchange gains and losses are included in Other income (expense), net. The fair value of the currency contracts is included in the Other current assets line item on the Consolidated Balance Sheets. Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.

The fair value of foreign currency contracts outstanding is presented below:

	December 31, 2010		December 31, 2011
	Notional U.S. Dollar Equivalent	Asset Fair Value	Notional U.S. Dollar Equivalent	Asset Fair Value
Foreign currency contracts	$18,000	$456	$20,000	$161

During 2009, 2010 and 2011, the Company recorded in Other income (expense), net losses on foreign currency contracts of $359, $353 and $522, respectively.

Inventories

Inventories primarily consist of finished goods and are stated at the lower of cost or market. Cost is principally determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.

Property and equipment

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the related assets as follows:

•	computer equipment—two to four years;

•	office furniture and equipment—two to five years;

•	vehicles—four to five years; and

•	leasehold improvements—the shorter of the lease term or the estimated useful life of the asset.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2009, 2010 and 2011 no impairment losses have been recorded.

Leased assets

The Company has various operating leases for its buildings and equipment. Leases that do not transfer substantially all of the benefits and risks of ownership to the lessee or meet any of the other criteria for capitalization are classified as operating leases. For these leases, lease payments are recognized as expense on a straight-line basis over the lease term. Currently, the Company does not have any leases classified as a capital lease.

Dividends

Dividends are declared in accordance with the relevant laws and regulations applicable to AVG Technologies N.V. and are recognized when they become legally payable.

Business combinations

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations.

In December 2007, the Financial Accounting Standards Board (“FASB”) issued new guidance requiring an acquirer in a business combination to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at their fair values at the acquisition date, with limited exceptions. The costs of the acquisition and any related restructuring costs are to be recognized separately. In April 2009, the FASB amended and clarified the initial recognition and measurement, subsequent measurement and accounting, and related disclosures arising from contingencies in a business combination. This guidance was effective for acquisitions occurring after January 1, 2009.

The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Changes in fair value of contingent consideration subsequent to the acquisition date are recognized in the Consolidated Statements of Comprehensive Income in the period in which they occur.

Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

Amounts allocated to assets and liabilities are based upon fair values. The determination of such fair values requires management to make significant estimates and assumptions, especially with respect to the identifiable intangible assets. Those estimates are based upon assumptions believed to be reasonable and that of a market participant and are based on historical experience and information obtained from the management of the acquired companies. The separately identifiable intangible assets primarily consist of developed technology and customer relationships. The Company estimates the fair value of deferred revenue related to product support assumed in connection with acquisitions. The estimated fair value of deferred revenue is determined by estimating the costs related to fulfilling the obligations plus a normal profit margin. The estimated costs to fulfill the support contracts are based on the historical direct costs related to providing the support.

When pre-acquisition contingencies are identified, the Company estimates the fair value of such contingencies, which are included under the acquisition method as part of the assets acquired or liabilities assumed, as appropriate. Differences from these estimates are recorded in the Consolidated Statements of Comprehensive Income in the period in which they are identified.

For business combinations that were recorded prior to January 1, 2009, such transactions continue to be accounted for under the previous authoritative literature, except for certain income tax items, including the resolution of contingent consideration, which continues on settlement to be accounted for as additional purchase price and gives rise to additional goodwill.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of tangible and identifiable intangible assets acquired less liabilities assumed. The Company performs an annual impairment test as of October 1 of each financial year or more frequently if impairment indicators are present. The Company operates in one operating segment and this segment comprises its only reporting unit.

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment”. Under the amendments in this update, an entity now has the option to first assess qualitative factors to determine whether it is more likely than not (a likelihood of more than 50%) that the fair value of a reporting unit is less than its carrying amount. If after considering the totality of events and circumstances an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it does not have to perform the two-step impairment test. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.

For 2009 and 2010, the Company performed the two-step annual impairment test as of October 1 of each financial year and no impairment losses were identified. For financial year 2011, the Company early adopted the guidance in ASU No. 2011-08 for its annual goodwill impairment test that was conducted as of October 1, 2011. In performing the 2011 goodwill impairment test, the Company assessed relevant qualitative factors to determine whether it is more likely than not that the fair value of its one reporting unit is less than its carrying amount. The qualitative factors AVG considered included, but were not limited to, general economic conditions, outlook for the software industry, the Company’s recent and forecasted financial performance and the fair value of the Company’s shares. After considering such factors, the Company concluded it is not more likely than not that the fair value of its reporting unit is less than its carrying amount and thus did not perform the two-step impairment test.

Intangible assets

In connection with its acquisitions, the Company generally recognizes assets for customer relationships and developed technology, which consists of acquired product rights, technologies and databases. Finite-lived intangible assets are carried at cost less accumulated amortization. Such amortization is provided on a straight-line basis over the estimated useful lives of the respective assets, generally from two to five years. Amortization for developed technology is recognized in Cost of revenue. Amortization for customer relationships is recognized in Sales and marketing.

The Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Recoverability of certain finite-lived intangible assets, particularly customer relationships, is measured by the comparison of the carrying amount of the asset group to which the assets are assigned to the sum of the undiscounted estimated future cash flows the asset group is expected to generate. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. Recoverability of developed technology is measured by the comparison of the carrying amount of the asset to the sum of undiscounted estimated future product revenues offset by estimated future costs to dispose of the product. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. During 2009, 2010 and 2011 no impairment losses have been recorded.

Investments

Debt securities are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Dividend and interest income from these securities shall be included in earnings. Management evaluates debt securities for other-than-temporary impairment (“OTTI”) in each reporting period and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: i) OTTI related to credit loss, which is recognized in earnings and ii) OTTI related to other factors, which is recognized in other comprehensive income (loss). As of December 31, 2011, there were no debt securities in an unrealized loss position.

Income taxes

As part of the process of preparing consolidated financial statements, the Company is required to estimate applicable income taxes in each of the jurisdictions in which it operates. This process involves estimating the Company’s actual current tax expense together with assessing temporary differences resulting from differing treatment of items, such as deferred revenue, for tax and accounting purposes. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards in each jurisdiction in which the Company operates. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

In computing income taxes in each jurisdiction in which the Company operates, the Company estimates the current tax exposure as well as assesses temporary differences between the accounting and tax treatment of assets and liabilities, including items such as accruals and allowances not currently deductible for tax purposes. The income tax effects of the differences identified are classified as current or long-term deferred tax assets and liabilities in the Consolidated Balance Sheets. Management’s judgments, assumptions and estimates relative to the current provision for income tax take into account current tax laws, management’s interpretation of current tax laws and possible outcomes of current and future audits conducted by tax authorities. Changes in tax laws or management’s interpretation of tax laws and the resolution of current and future tax audits could significantly impact the amounts provided for income taxes in the Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income.

Deferred tax asset is presented net of a valuation allowance. The valuation allowance is recorded due to the limitations on the Company’s ability to utilize certain credit carry forwards and net operating losses of acquired companies. The valuation allowance is based on tax law limitations on the future utilization of acquired attributes as well as on the Company’s historical experience and estimates of taxable income by jurisdiction in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates in future periods, the Company may need to establish an additional valuation allowance, which could materially impact the Company’s financial position and results of operations.

Tax returns are subject to examination by various taxing authorities. Although the Company believes that adequate accruals have been made in each period for unsettled issues, additional benefits or expenses could occur in future years from resolution of outstanding matters. The Company records additional expenses each period relating to the expected interest and penalties it would be required to pay a tax authority if the Company does not prevail. Management continues to assess the Company’s potential tax liability and revises its estimates. The Company applies the authoritative guidance on income taxes that prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires the Company to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as this requires management to determine the probability of various possible outcomes. Management reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision in the period.

Share-based compensation

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

The Company grants options to purchase ordinary shares under the 2009 Option Plan, which was initially approved and adopted by the general meeting of shareholders on June 8, 2009 and was subsequently amended and restated effective on October 1, 2009, June 30, 2010, March 11, 2011, June 30, 2011 and September 29, 2011. All options outstanding are governed by the original terms and conditions of the grants. Usually options are granted at an option price at or less than the market value of the shares at the grant date and have a contractual life of 10 years. Options generally vest on a straight-line basis over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest thereafter quarterly, in equal portions during the remaining vesting period, generally the following 12 quarters. The grant date is established once the Company’s supervisory board approves the grant and all key terms have been determined. The exercise prices of share option grants are the fair values on the grant date, as determined by the supervisory board of the Company from contemporaneous external third party valuations, combined with additional analysis by the supervisory board of the Company to estimate the fair value of the Company’s shares from most recently available financial and market information. Share option grant terms and conditions are communicated to employees generally within two weeks or if later at the communication date.

Compensation costs related to share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. For options without market based conditions, the Company uses the Black-Scholes option-pricing model, which requires extensive use of accounting judgment and financial estimates, including estimates of the expected term employees will retain their vested share options before exercising them and the estimated volatility of the Company’s ordinary share price over the expected term. For options with a share price target, a closed form barrier option pricing model was used to value share options. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award. Application of alternative assumptions could produce significantly different estimates of the fair value of share-based payment expense and consequently, the related amounts recognized in the Consolidated Statements of Comprehensive Income.

Advertising costs

Advertising costs are charged to operations as incurred, when service is received or goods are delivered, and include electronic and print advertising, trade shows, collateral production and all forms of direct marketing. Advertising costs included in Sales and marketing expense for financial years 2009, 2010, and 2011 were $18,980, $21,033, and $33,486 respectively.

Research and development

Research and development costs include salaries and benefits of researchers and engineers, supplies and other expenses incurred in research and development efforts. Costs incurred in the research phase of new software products are expensed as incurred. The Company expenses software development costs, including costs to develop software products to be marketed to external users, before technological feasibility of such products is reached. The Company has determined that technological feasibility was reached shortly before the release of those products and as a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred. Software development costs also include costs to develop software programs to be used solely to meet the Company’s internal needs. The costs incurred during the application development stage for these software programs were not material in the years presented.

Employee benefit plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation. Employer contributions to the 401(k) retirement savings plan were $199, $228 and $245 for the years ended December 31, 2009, 2010 and 2011, respectively.

Loss contingencies

The Company provides for contingent liabilities when (1) it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (2) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred.

Financing costs

Financing costs include an original issue discount, financing arrangement fees and legal fees associated with the Company’s long-term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs. Amounts paid to lenders or required to be paid to third parties on the lender’s behalf are classified as a contra to debt.

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer (“CEO”). The CEO reviews financial information presented on a consolidated basis for evaluating financial performance and allocating resources. There are no segment managers who are held accountable for operations below the consolidated financial statement level. Accordingly, the Company reports as a single reporting segment.

Earnings per share

The Company applies the two-class method when computing its earnings per share, which requires that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Class D Preferred shareholders have the right to participate with ordinary shareholders in dividends and unallocated income.

In accordance with Accounting Standards Codification (“ASC”) 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury shares method), shares issuable upon subscription of AVG shares by TuneUp former owners and the conversion of the Company’s Class D preferred shares.

Share issuance costs

Direct costs incurred in obtaining capital by issuing shares, as well as costs incurred through contractual obligations for other offerings are deducted from the related proceeds and the net amount recorded as additional paid-in capital in the period when such shares are issued. Until the date of issuance, such costs incurred during financial years 2009, 2010 and 2011 of nil, nil and $6,820, respectively, are disclosed as Prepaid share issuance cost. Other costs incurred in such offerings, including the current offering, in financial years 2009, 2010 and 2011 of nil, $3,600and $3,759, respectively, are expensed as incurred and are included in General and administrative expenses.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all the conditions specified in the grant have been met. When the grant relates to an expense item, it is recognized as income over the periods necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is deducted from the carrying amount of the related asset and recognized in the consolidated statements of comprehensive income as a reduction to depreciation expense. During financial year 2011, AVG did not record any income nor received any funds related to the grant that was approved by the Czech government on October 19, 2011.

Recent accounting pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement, Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs (Topic 820).” The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments are being made to eliminate unnecessary wording differences between U.S. GAAP and IFRS. However, some could change how the fair value measurement guidance in ASC 820 is applied. The amendments in this update are effective for financial years and interim periods within those financial years, beginning on or after December 15, 2011. Early application is not permitted. The Company adopted ASU No. 2011-04 in the first quarter of 2012 and the adoption will not have a material impact on the Company’s consolidated financial statements and disclosures.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income, Presentation of Comprehensive Income (Topic 220),” which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this update should be applied retrospectively and they are effective for financial years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The amendments in this update were early adopted by the Company and did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350), Testing Goodwill for Impairment”. Under the amendments in this update, an entity now has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after considering the totality of events and circumstances an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it does not have to perform the two-step impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for financial years beginning after December 15, 2011. Early adoption is permitted. The Company early adopted this ASU for its 2011 annual goodwill impairment test.